                     WHITEROCK PORTFOLIO INVESTORS, L.L.C.
                        700 N.E. Multnomah, Suite 1600
                         Portland, Oregon  97232-4116


                                 Annual Report
                     For The Year Ended December 31, 1995




                                August 29, 1996



To the Members:

     The enclosed information concerning the performance results of WhiteRock Portfolio Investors, L.L.C. for the year ended December 31, 1995, and the financial position of the Company as of this date, is being furnished to you for your information and in accordance with applicable law. Please retain this information for future reference and call the undersigned at (214) 831-2000 with any questions you may have.

                                            Sincerely,


                                            /s/ Sharlene D. Snyder
                                            Sharlene D. Snyder
                                            Assistant Secretary

                     WHITEROCK PORTFOLIO INVESTORS, L.L.C.




                      -----------------------------------



                                 ANNUAL REPORT

                                      AND

                             FINANCIAL STATEMENTS

                              For the Year Ended
                               December 31, 1995



                      -----------------------------------

                                  MANAGEMENT

J.T. Crandall
     Vice President and Chief Financial Officer
     Keystone, Inc.

Robert F. Lanz
     Chief Investment Officer, PacifiCorp Master
     Retirement Trust
     Vice President, PacifiCorp

Nori Gerardo
     Investment Consultant
     Pension Consulting Alliance

William E. Peressini
     Treasurer, PacifiCorp
     Chief Financial Officer, PacifiCorp Financial
     Services, Inc.

Brian M. Wirkkala
     Vice President and Treasurer
     Pacific Telecom, Inc.

                     WHITEROCK PORTFOLIO INVESTORS, L.L.C.

          WhiteRock Portfolio Investors, L.L.C. ("WhiteRock" or "Company") is a limited liability company registered as a closed-end investment company with the Securities and Exchange Commission ("SEC") and is designed to invest in real estate, broadly defined.

          The Company's investment objective is to seek high total returns by buying, selling, exchanging or otherwise acquiring, holding, trading, investing in, managing, and dealing with investments, direct or indirect (whether characterized as debt, equity or otherwise), in real property (principally in the U.S. and Canada), mortgage loans, and real-estate related securities. The company is focussed primarily on acquiring, directly or indirectly, managing and disposing of, distressed mortgage loan and REO portfolios, and high-yield commercial mortgage-backed securities ("CMBS"), including but not limited to investing in entities organized or to be organized by Brazos Principal GenPar, L.P. and its affiliates.

          The Company is organized as a Delaware limited liability company that is managed by a five member Board of Managers having powers similar to a board of directors. The Company does not have a separate investment advisor, but is self-managed. The Board approves any investment course of action involving over $10,000. Pursuant to the Company's limited liability company agreement ("Operating Agreement"), the Board has delegated many of its day-to-day duties to various named officers. In addition, the Board has authorized the Company to hire Brazos GenPar, Inc. to administer its affairs and ensure compliance with various legal requirements.

          Units in the Company were placed pursuant to a private placement. These units, therefore, are not registered under the Securities Act of 1933.


                               1995 PERFORMANCE

          On September 29, 1995, the Company committed $15 million of its available capital to an investment in the Brazos Fund, L.P., which is exempt from registration under the Investment Company Act of 1940 in reliance on
Section 3(c)(1) of that Act. At December 31, 1995, the Company had funded approximately two-thirds of the commitment, and had invested substantially all of its assets in Brazos Fund, L.P. or in cash. For the period ended
December 31, 1995,
the Company had not realized any income on its investment in Brazos Fund, L.P., but had an equity in loss on its investment in this entity of $59,116. During this same period, the Company did not incur any operating expenses. In accordance with the terms of the Operating Agreement, all expenses of the Company were borne by Brazos GenPar, Inc. or Brazos GenPar Principal, L.P.

[LOGO OF THE GLOBAL LEADER APPEARS HERE]



                     WHITEROCK PORTFOLIO INVESTORS, L.L.C.
                         (a limited liability company)

                             Financial Statements

                               December 31, 1995

                  (With Independent Auditors' Report Thereon)




                             KPMG Peat Marwick LLP
                        ===============================

[LETTERHEAD OF KPMG PEAT MARWICK LLP APPEARS HERE]


                         INDEPENDENT AUDITORS' REPORT
                         ----------------------------


The Members
WhiteRock Portfolio Investors, L.L.C.:

We have audited the accompanying balance sheet of WhiteRock Portfolio Investors, L.L.C. (a limited liability company) as of December 31, 1995, and the related statements of operations, members' capital and cash flows for the period from September 29, 1995 (inception) through December 31, 1995. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of WhiteRock Portfolio Investors, L.L.C. as of December 31, 1995, and the results of its operations and its cash flows for the period from September 29, 1995 (inception) through December 31, 1995, in conformity with generally accepted accounting principles.


                                        /s/ KPMG Peat Marwick LLP

June 6, 1996

                     WHITEROCK PORTFOLIO INVESTORS, L.L.C.
                         (a limited liability company)

                                 Balance Sheet

                               December 31, 1995

                                    Assets
                                    ------

Cash                                                    $  1,834,136
Investment in Brazos Fund, L.P. (note 2)                  10,216,165
Accounts receivable                                            7,729
                                                          ----------
           Total assets                                 $ 12,058,030
                                                          ==========

                       Liabilities and Members' Capital
                       --------------------------------

Liabilities - accounts payable                          $     29,356
Members' capital                                          12,028,674
                                                          ----------
          Total liabilities and members' capital        $ 12,058,030
                                                          ==========

See accompanying notes to financial statements.

                     WHITEROCK PORTFOLIO INVESTORS, L.L.C.
                         (a limited liability company)

                            Statement of Operations

              For the period from September 29, 1995 (inception)
                           through December 31, 1995

Loss - equity in loss on investment in Brazos Fund, L.P.        $(59,116)
                                                                  ------
                  Net loss                                      $(59,116)
                                                                  ======

See accompanying notes to financial statements.

                     WHITEROCK PORTFOLIO INVESTORS, L.L.C.
                         (a limited liability company)

                         Statement of Members' Capital

              For the period from September 29, 1995 (inception)
                           through December 31, 1995

                          PacifiCorp                         Brazos
                            Master                         Principal
                          Retirement          J.T.           GenPar,        R.          N.
                            Trust           Crandall           Inc.        Lanz      Gerardo        Total
                            -----           --------           ----        ----      -------        -----
Capital contributions  $ 11,959,537         120,803           7,306          72          72       12,087,790

Net loss                    (58,460)           (590)            (66)          -           -          (59,116)
                         ----------         -------          ------         ---         ---      -----------
Balances, December 31,
  1995                 $ 11,901,077         120,213           7,240          72          72       12,028,674
                         ==========         =======          ======         ===         ===      ===========

See accompanying notes to financial statements.


                     WHITEROCK PORTFOLIO INVESTORS, L.L.C.
                         (a limited liability company)

                            Statement of Cash Flows

              For the period from September 29, 1995 (inception)
                           through December 31, 1995

Cash flows from operating activities:
   Net loss                                                     $    (59,116)
   Adjustments to reconcile net loss to net cash
     provided by operating activities:
       Equity in loss on investment in Brazos Fund, L.P.              59,116
       Changes in operating assets and liabilities:
         Increase in accounts receivable                              (7,729)
         Increase in accounts payable                                 29,356
                                                                -------------
                Net cash provided by operating activities             21,627
                                                                -------------

Cash flows used in investing activities:
   Contributions made to Brazos Fund, L.P.                       (15,776,387)
   Contributions returned from Brazos Fund, L.P.                   5,501,106
                                                                -------------
                Net cash used in investing activities            (10,275,281)
                                                                -------------

Cash flows from financing activities - capital contributions      12,087,790
                                                                -------------

Net increase in cash and cash equivalents                          1,834,136
Cash and cash equivalents, beginning of period                            --
                                                                -------------
Cash and cash equivalents, end of period                        $  1,834,136
                                                                =============

See accompanying notes to financial statements.

                     WHITEROCK PORTFOLIO INVESTORS, L.L.C.
                        (a limited  liability company)

                         Notes to Financial Statements

                               December 31, 1995

(1)  Summary of Significant Accounting Policies
     ------------------------------------------

     (a)  Description of Business
          -----------------------

          WhiteRock Portfolio, L.L.C. (WhiteRock) was formed on September 29, 1995 and is registered as a nondiversified, closed-end investment company under the Investment Company Act of 1940. The investment objective of WhiteRock is to seek high total returns by buying, selling, exchanging or otherwise acquiring, holding, trading, investing in, managing, and dealing with qualified investments, whether such assets are acquired directly, or indirectly through partnerships, joint ventures, or otherwise. In pursuing its objectives, WhiteRock shall focus primarily on acquiring, directly or indirectly, managing and disposing of distressed mortgage loan and owned real estate ("REO") portfolios, and high yield commercial mortgage-backed securities, including but not limited to investing in entities organized or to be organized by Brazos Fund, L.P. (Brazos) and its affiliates. As of December 31, 1995 WhiteRock's only investment is an approximate 6% interest in Brazos (see note 2).

          The operations of WhiteRock are governed by a limited liability company agreement dated September 29, 1995. The term of WhiteRock is six years and eleven months from the date of inception.

          Net income and losses of WhiteRock are allocated among the members based on their respective ownership percentages in accordance with the limited liability company agreement.

     (b)  Income Taxes
          ------------

          As a limited liability company, WhiteRock is not subject to federal income taxes; therefore, no provision has been made for such taxes in the accompanying financial statements. Income taxes are the responsibility of WhiteRock's members.

     (c)  Investment in Partnership
          -------------------------

          Investment in Brazos is recorded for financial statement purposes on the equity basis which approximates the estimated fair value of WhiteRock's investment in Brazos as of December 31, 1995.

     (d)  Use of Estimates
          ----------------

          The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

                     WHITEROCK PORTFOLIO INVESTORS, L.L.C.
                         (a limited liability company)

                         Notes to Financial Statements


(2)     Investment in Limited Partnership
        ---------------------------------

        The primary focus of Brazos, WhiteRock's only investment at December 31, 1995, is the acquisition, management and disposition of distressed mortgage loan and real estate portfolios. Brazos may also invest in other real estate related assets. The objective of Brazos is to achieve significant yields and capital gains for its partners. The projected holding period for each of Brazos' investments is three to five years. Brazos' general partner is responsible for the evaluation, execution and management of the investments and investment opportunities of Brazos. Brazos will invest only where it believes that it has a competitive advantage arising from its expertise in origination, evaluation, management and disposition of its assets. As of December 31, 1995, Brazos has invested in thirteen portfolios.

        The operations of Brazos are governed by a limited partnership agreement (Agreement) dated March 30, 1995. The term of Brazos is ten years and three months from the date of inception.

        At December 31, 1995, total commitments from the partners to provide capital contributions is approximately $246,389,000 which includes Brazos Principal GenPar, L.P.'s (General Partner) commitment of 1% of total commitments. The partners' commitments will expire on the earlier of thirty months after March 30, 1995 or on the date a new fund, if any, is formed; however, at least 85% of the total commitments must be invested or committed for investment before the General Partner can organize a new fund. At December 31, 1995, 67.8% of total commitments have been invested. Should a new fund be formed, limited partners with unfunded commitments in excess of $2,000,000 will have the opportunity to transfer those commitments to the new fund. Capital returned to any partner during the first year will be added to such partner's unfunded commitments and thus will be available to be redrawn by Brazos during the commitment period.

        According to the Agreement, the General Partner cannot act on behalf of the Partnership without prior written approval of the limited partners on the following major decisions: (1) making an investment in a single asset in excess of 15% of the total commitments or making an acquisition of a portfolio of assets acquired in a single transaction in excess of 33% of total commitments; (2) removing the General Partner; (3) termination of the commitment period; and (4) requiring the dissolution of Brazos. To approve a major decision, the requesting partner must propose the major decision to the other partners by written notice. Within ten days after the receipt of that notice, each partner shall indicate in writing to the requesting partner and the General Partner their approval or disapproval. In the event any partner does not respond within the time period, such partner shall be deemed to have disapproved the major decision. If any limited partner or limited partners of Brazos holding at least 66-2/3% of the overall percentages in Brazos approve or consent to the major decision, the decision would be considered approved and would require no further action of any other partner.




                                                                    (Continued)

                     WHITEROCK PORTFOLIO INVESTORS, L.L.C.
                         (a limited liability company)

                         Notes to Financial Statements

     The General Partner, at its sole discretion, will determine the amount and frequency of distributions. All profits, losses and cash distributions are allocated and governed in accordance with the Agreement.

     Summary condensed financial information of Brazos as of December 31, 1995 and for the period from March 30, 1995 (inception) to December 31, 1995 is as follows:

       Assets                                                  $ 614,063,610
                                                               =============

       Liabilities                                             $ 382,905,571
       Minority interest                                          65,198,070
       Partners' capital                                         165,959,969
                                                               -------------
                                                               $ 614,063,610
                                                               =============

       WhiteRock's investments in Brazos                       $  10,216,165
                                                               =============

       Revenues and net gain on disposition of assets          $  28,932,467
       Expenses and minority interest charge                      29,903,502
                                                               -------------
               Net loss                                        $    (971,035)
                                                               =============

       WhiteRock's equity in loss on investment in Brazos      $     (59,116)
                                                               =============

(3)  Related Party Transactions
     --------------------------

     All WhiteRock expenses, including organizational expenses, are the responsibility of Brazos Principal GenPar, L.P. or its general partner, Brazos GenPar, Inc. Brazos GenPar, Inc. also functions as WhiteRock's administrator.